Intangibles and Goodwill	6 Months Ended
Feb. 28, 2019
Intangibles And Goodwill [Abstract]
Intangibles And Goodwill

16. INTANGIBLES AND GOODWILL

Impairment testing of indefinite-life intangibles and goodwill

The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2019 and the recoverable amount of the cash generating units exceeded their carrying value.

A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Cable cash generating unit as at February 1, 2019 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Satellite cash generating unit as at February 1, 2019 would not result in an impairment loss. A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at February 1, 2019 would not result in any impairment loss.

Any changes in economic conditions since the impairment testing conducted as at February 1, 2019 do not represent events or changes in circumstance that would be indicative of impairment at February 28, 2019.

Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2019, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
			Terminal operating
			income before
	Post-tax	Terminal	restructuring costs and
	discount rate	growth rate	amortized multiple
Cable	6.5%	1.5%	7.4
Satellite	7.5%	-3.0%	5.4
Wireless	9.3%	1.0%	4.5

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Termial value

			0.5 times decrease in
			terminal operating
			income before
	1% increase in	1% decrease in	restructuring costs and
	discount rate	terminal growth rate	amortization multiple
Cable	16.4%	14.2%	4.8%
Satellite	8.1%	9.7%	5.6%
Wireless	15.2%	7.7%	8.0%